SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 7,464,122	$ 6,929,579	$ 5,962,064
Accrued cost and expense	771,394	847,105	838,747
Impairment of inventory	204,915
Provision for credit loss	478,917	721,436	922,030
Provision for warranty liability	229,007	272,073	491,898
Lease expense	1,161,279	1,020,565	808,349
Impairment of Property, plant and equipment	1,586,912	1,557,410
Others		644	5,626
Less: valuation allowance	(11,896,546)	(11,348,812)	(9,028,714)
Deferred tax assets, net of valuation allowance